Investment Strategy - Democratic Large Cap Core ETF	Nov. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing principally in large capitalization companies that make political contributions to Democratic Party candidates and political action committees above a certain threshold while also minimizing the difference between the Fund’s performance and the performance of the S&P 500® Index (the “S&P 500”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of large capitalization companies. This policy may be changed upon 60 days’ prior written notice to shareholders. Reflection Asset Management, LLC (the “Adviser”), the Fund’s investment adviser, considers a large capitalization company to be any company included in the S&P 500 at the time of purchase.

The Fund’s portfolio construction process begins with a universe of companies that 1) are current members of the S&P 500; and 2) direct at least 75% of their total corporate political contributions during an election cycle to Democratic Party candidates (as determined by the candidates’ declared party allegiance and registration) and political action committees registered with the Democratic Party. A company’s political contributions include the contributions of the company’s senior management disclosed in the company’s federal regulatory filings. This universe is licensed by the Adviser from Blue ETFs, Inc. (“Blue”), which obtains the universe of companies through a review of contribution data obtained from the Federal Election Commission (the “FEC”).

The Adviser then applies a financial model to the universe of companies to determine the weight of each company in the Fund’s Portfolio. The financial model determines a profile for each company based on its underlying characteristics (for example, economic sector, earnings and correlation to other constituents, among other characteristics) measured over a trailing 18-month time horizon. The financial model also applies two rules to the universe:

1)	No position can be added to the Fund at higher than a 5% allocation; and

2)

No sector (as defined by the Global Industry Classification Standard (“GICS”), a widely recognized industry classification methodology developed by MSCI, Inc. and S&P Dow Jones Indices LLC (“SPDJI”)), may deviate from the S&P 500 weighting by more than +/- 5% at the beginning of each quarter.

Together, these rules are designed to limit the Fund’s exposure to any particular security and any particular sector and to help the Fund’s performance more closely align with the performance of the S&P 500. Within these rules, the model then analyzes various combinations of company weights, based on the companies’ profiles, and determines a combination designed to minimize the difference in the performance between the Fund and the S&P 500.

Blue provides to the Adviser an updated universe of companies that satisfy the political contributions screen on a quarterly basis in connection with the quarterly rebalancing of the S&P 500. The Adviser rebalances the Fund’s portfolio on the same quarterly schedule as the S&P 500. The Fund will sell positions that are removed from the S&P 500 for any reason between quarterly rebalances at such time. The Fund will purchase new positions added to the S&P 500 only at a quarterly rebalance. If the political contributions of a company held by the Fund fall below the 75% threshold discussed above, the Fund will sell such company at the next rebalancing. The Adviser expects that the Fund typically will own 40-60 companies.

The FEC has jurisdiction over the financing of campaigns for the U.S. House of Representatives, Senate, Presidency and Vice Presidency. The Adviser does not take into account political contributions that are not reported to the FEC (“Excluded Contributions”), such as contributions to state and local elections and organizations that qualify for tax exemption under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more economic sectors. As of the date of this Prospectus, the Fund has significant exposure to the Information Technology sector, as defined by GICS.